OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

September 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Gold & Special Minerals Fund (the "Registrant") File Nos. 2-82590; 811-3694

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 25, 2015.

Sincerely,

/s/ Erin K. Powrie

Erin K. Powrie

Assistant Vice President and Assistant Counsel

cc:	Kramer Levin Naftalis & Frankel LLP
Edward Gizzi, Esq.
Gloria LaFond